Contents Of Significant Accounts - Summary of Assumptions Used for Compensation Cost for These Market Conditions Was Measured at Fair Value Initially by Using Monte Carlo Simulation on The Grant Date (Detail) - Two Thousand Twenty Four Plan [Member] - Restricted Stock Plan For Employees [Member]
12 Months Ended
Dec. 31, 2025 yr $ / shares
First Tranche [Member]
Contents Of Significant Accounts [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 44.6
Second Tranche [Member]
Contents Of Significant Accounts [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 47.2
Top of range [member] | First Tranche [Member]
Contents Of Significant Accounts [Line Items]
Expected volatility	34.32%
Expected life	4
Risk-free interest rate	1.46%
Top of range [member] | Second Tranche [Member]
Contents Of Significant Accounts [Line Items]
Expected volatility	28.65%
Expected life	4
Risk-free interest rate	1.23%
Bottom of range [member] | First Tranche [Member]
Contents Of Significant Accounts [Line Items]
Expected volatility	23.76%
Expected life	2
Risk-free interest rate	1.40%
Bottom of range [member] | Second Tranche [Member]
Contents Of Significant Accounts [Line Items]
Expected volatility	25.11%
Expected life	2
Risk-free interest rate	1.14%